Long-term Investments - Other Equity Investments - Additional Information (Details)			1 Months Ended		3 Months Ended			12 Months Ended
	Jun. 20, 2018 director	Jul. 26, 2017 director	Jan. 31, 2019 CNY (¥)	Apr. 30, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) director	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Jun. 30, 2020	Dec. 31, 2019 CNY (¥)
Other equity investments
Other equity investments					¥ 44,000,000							¥ 45,726,391
Gain from change in fair value								¥ 2,750,000
Beijing Empower Education Online Co., Ltd. ("EEO")
Other equity investments
Percentage of equity interest									8.33%	8.33%
Cash consideration paid for other equity investments				¥ 5,500,000					¥ 32,500,000
Other equity investments				¥ 38,000,000
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
Other equity investments
Percentage of equity interest	7.95%								9.00%	9.00%
Cash consideration paid for other equity investments									¥ 19,721,700	$ 3,000,000
Other equity investments												1,576,391
Right to number of director | director	1
Gain from change in fair value								2,750,000
Impairment loss recorded												20,895,309
Impairment loss						¥ 1,576,391
Beijing GlobalWisdom Information Technology Co., Ltd. ("GlobalWisdom")
Other equity investments
Percentage of equity interest		6.8345%							8.20%	8.20%
Cash consideration paid for other equity investments									¥ 12,300,000
Right to number of director | director		1
Impairment loss recorded								¥ 6,380,802
Impairment loss							¥ 5,919,198
Beijing Xiaozhi Education & Technology Co., Ltd. (''Xiaozhi Education")
Other equity investments
Percentage of equity interest								20.00%
Other equity investments					6,000,000							6,000,000
Right to number of director | director								1
Total exchange amount								¥ 6,000,000
Cash paid			¥ 6,000,000
Beijing Futou Technology Co., Ltd. ("Futou Technology")
Other equity investments
Other equity investments												¥ 150,000
Beijing Futou Technology Co., Ltd. ("Futou Technology") | Huanqiuyimeng
Other equity investments
Percentage of equity interest												15.00%
Impairment loss					¥ 150,000
EEO Group
Other equity investments
Percentage of equity interest					4.822%						8.33%
Other equity investments					¥ 38,000,000							¥ 38,000,000